FINANCIAL ASSETS AND LIABILITIES - Summary of Marketable Securities (Detail) - BRL (R$) R$ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Disclosure of Marketable Securities [line items]
Marketable securities		R$ 3,386,301	R$ 3,503,961
Current		3,272,941	3,407,955
Non-current		113,360	96,006
Government security [member]
Disclosure of Marketable Securities [line items]
Marketable securities	[1]	3,114,578	3,107,813
Certificate of bank deposits - CDB [member]
Disclosure of Marketable Securities [line items]
Marketable securities		158,363	300,142
ESG funds
Disclosure of Marketable Securities [line items]
Marketable securities		R$ 113,360	R$ 96,006

[1]	The sovereign debt securities declared interest linked to the Special System of Liquidation and Custody (Sistema Especial de Liquidação e Custódia), or “SELIC”, with a yield of approximately 100% of the CDI.